Activities of Orange Bank - Financial liabilities (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Payables to customers	€ 3,396	€ 3,685	€ 3,910
Debts with financial institutions	1,103	975	454
Deposit certificate	335	281	143
Other deposits	28	27	27
Financial liabilities relating to banking activities	€ 4,862	€ 4,968	€ 4,534